Derivative Assets And Liabilities Subject To Enforceable Master Netting Arrangement (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net amounts presented in the balance sheet, derivatives assets		$ 591,609	$ 721,736
Net amounts presented in the balance sheet, derivatives liabilities		(350,321)	(448,220)
Gross amounts recognized, net derivatives		1,569	1,722
Net amounts presented in the balance sheet, net derivatives		(16,799,420)	(16,386,379)
Derivative Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets		587,898	715,092
Gross amounts offset in the balance sheet, derivatives assets		0	0
Net amounts presented in the balance sheet, derivatives assets		587,898	715,092
Gross amounts not offset in the balance sheet, financial instruments, derivative assets	[1]	(346,116)	(424,495)
Gross amounts not offset in the balance sheet, collateral pledged/received		(216,659)	(212,596)
Net amount, derivatives assets		25,123	78,001
Derivative liability
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives liabilities		(350,276)	(448,220)
Gross amounts offset in the balance sheet, derivatives liabilities		0	0
Net amounts presented in the balance sheet, derivatives liabilities		(350,276)	(448,220)
Gross amounts not offset in the balance sheet, financial instruments, derivative liabilities	[1]	346,116	424,495
Gross amounts not offset in the balance sheet, collateral pledged/received		4,160	23,352
Net amount, derivatives liabilities			(373)
Derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, net derivatives		237,622	266,872
Net amounts presented in the balance sheet, net derivatives		237,622	266,872
Gross amounts not offset in the balance sheet, collateral pledged/received		(212,499)	(189,244)
Net amount		$ 25,123	$ 77,628

[1]	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.